Reconciliation of net cash flow to movement in net debt	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Reconciliation of net cash flow to movement in net debt
43. Reconciliation of net cash flow to movement in net debt

	2022 £m	2021 £m	2020 £m

Net debt, at beginning of year, as adjusted	(19,838)	(20,780)	(25,215)

Increase in cash and bank overdrafts	(7,597)	(2,504)	(1,579)

Increase/(decrease) in liquid investments	(1)	(18)	1

Increase in long-term loans	(1,025)	–	(3,298)

Repayment of short-term Notes	5,074	2,304	3,738

Repayment of/(increase in) other short-term loans	(1,021)	(301)	3,594

Repayment of medium term notes (MTNs)	1,594	–	–

Repayment of lease liabilities	202	181	182

Debt of subsidiary undertakings acquired	(24)	–	–

Exchange adjustments	(1,531)	314	(128)

Other non-cash movements	(207)	(134)	(102)

Decrease/(increase) in net debt from continuing operations	(4,536)	(158)	2,408

Decrease/(increase) in net debt from discontinued operations	7,177	1,100	2,027

Total net debt at end of year	(17,197)	(19,838)	(20,780)

Analysis of changes in net debt	At 1 January 2022 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Demerger £m	Cash flow £m	At 31 December 2022 £m

Liquid investments	61	7	–	–	–	–		(1)	67

Cash and cash equivalents	3,861	99	1	–	–	–	7,496	(7,734)	3,723

Overdrafts	(450)	15	–	–	–	–	–	137	(298)

Liquid investments attributed to continuing operations	3,411	114	1	–	–	–	7,496	(7,597)	3,425

Liquid investments attributed to discontinued operations	407	37	–	–	–	–	(7,496)	7,052	–

	3,818	151	1	–	–	–	–	(545)	3,425

Debt due within one year:

Commercial paper	(252)	(30)	–	–	–	–	–	(909)	(1,191)

European/US MTN & Bank facilities	(2,596)	(174)	–	–	–	(4,426)	–	5,050	(2,146)

Lease liabilities	(173)	(14)	5	–	–	(186)	–	201	(167)

Other	(52)	(2)	(9)	–	–	–	–	(87)	(150)

Debt due within one year attributed to continuing operations	(3,073)	(220)	(4)	–	–	(4,612)	–	4,255	(3,654)

Debt due within one year attributed to discontinued operations	(72)	(3)	(15)	–	–	(3)	1,559	(1,466)	–

	(3,145)	(223)	(19)	–	–	(4,615)	1,559	2,789	(3,654)

Debt due after one year:

European/US MTN & Bank facilities	(19,760)	(1,386)	–	(43)	–	4,426	–	569	(16,194)

Lease liabilities	(725)	(59)	(243)	–	–	186	–	–	(841)

Debt due after one year attributed to continuing operations	(20,485)	(1,445)	(243)	(43)	–	4,612	–	569	(17,035)

Debt due after one year attributed to discontinued operations	(87)	(777)	(6)	(4)	48	3	10,059	(9,236)	–

	(20,572)	(2,222)	(249)	(47)	48	4,615	10,059	(8,667)	(17,035)

Net debt	(19,838)	(2,287)	(267)	(47)	48	–	11,618	(6,424)	(17,197)

Interest payable	(244)	(5)	(33)	(865)	–	–	92	848	(207)

Derivative financial instruments	(22)	–	–	–	670	–	–	(640)	8

Total liabilities from financing activities*	(23,983)	(2,450)	(301)	(912)	718	–	11,710	(5,670)	(20,888)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.

Analysis of changes in net debt	At 1 January 2021 £m	Exchange £m	Other £m	Interest expense £m	Change in fair value £m	Reclass- ifications £m	Cash flow £m	At 31 December 2021 £m

Liquid investments	78	1	–	–	–	–	(18)	61

Cash and cash equivalents	6,292	(29)	(1)	–	–	–	(1,988)	4,274

Overdrafts	(1,030)	–	–	–	–	–	574	(456)

	5,262	(29)	(1)	–	–	–	(1,414)	3,818

Debt due within one year:

Commercial paper	(17)	8	–	–	–	–	(243)	(252)

European/US MTN & Bank facilities	(2,350)	1	–	–	–	(2,494)	2,247	(2,596)

Lease liabilities	(230)	5	7	–	–	(200)	215	(203)

Other	(98)	15	(2)	–	–	–	(9)	(94)

	(2,695)	29	5	–	–	(2,694)	2,210	(3,145)

Debt due after one year:

European/US MTN & Bank facilities	(22,538)	306	–	(22)	–	2,494	–	(19,760)

Lease liabilities	(887)	7	(132)	–	–	200	–	(812)

	(23,425)	313	(132)	(22)	–	2,694	–	(20,572)

Net debt	(20,780)	314	(128)	(22)	–	–	778	(19,838)

Interest payable	(247)	–	(30)	(753)	–	–	786	(244)

Derivative financial instruments	(74)	–	–	–	72	–	(20)	(22)

Total liabilities from financing activities*	(26,441)	342	(157)	(775)	72	–	2,976	(23,983)

*	Excluding cash and cash equivalents, overdrafts and liquid investments.